FINANCE INCOME AND FINANCE EXPENSES	12 Months Ended
Dec. 31, 2023
Disclosure Of Finance Income And Expenses [Abstract]
FINANCE INCOME AND FINANCE EXPENSES	FINANCE INCOME AND FINANCE EXPENSES

	Year ended December 31,
	2023	2022	2021
Foreign exchange gain	375	2,322	2,581
Interest income	259	—	—
Total finance income	634	2,322	2,581

Finance expense consists of the following:
Foreign exchange loss	1,298	225	1,041
Unwinding of deferred consideration	735	325	—
Interest expense on lease liabilities	165	182	188
Interest expense on borrowings	—	464	480
Other finance results	73	103	100
Total finance expenses	2,271	1,299	1,809
Net finance (loss) income	(1,637)	1,023	772
Foreign exchange gain and loss of the Group are comprised of translation gains of balances of monetary assets and liabilities denominated in currencies other than each entity’s functional currency, and related to loan, cash and cash equivalents and intercompany balances.